Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (947,511)	$ 264,207	$ (55,927)
Change in foreign currency translation:
Foreign currency translation adjustments	182,791	(49,881)	60,079
Reclassification of loss to net income	0	118	0
Total foreign currency translation adjustments	182,791	(49,763)	60,079
Change in unrealized (loss) gain on cash flow hedges:
Unrealized (loss) gain on cash flow hedges	(6,610)	8,351	(594)
Reclassification of loss (gain) to net income	1,744	(5,218)	(244)
Total change in unrealized (loss) gain on cash flow hedges	(4,866)	3,133	(838)
Unrealized (loss) gain on available-for-sale securities	(678)	8,772	(3,046)
Unrealized (loss) gain on defined benefit plans	(120)	(682)	395
Other comprehensive income (loss), before tax	177,127	(38,540)	56,590
Income tax benefit (provision) related to items of other comprehensive income	1,936	4,548	(17,259)
Other comprehensive income (loss)	179,063	(33,992)	39,331
Total comprehensive (loss) income	(768,448)	230,215	(16,596)
Less: Total comprehensive income attributable to non-controlling interests	54,937	45,616	19,343
Less: Total comprehensive income attributable to redeemable non-controlling interests	65,665	7,457	0
Total comprehensive (loss) income attributable to IGT PLC	$ (889,050)	$ 177,142	$ (35,939)